Basis of Presentation (Tables)	12 Months Ended
Jan. 31, 2026
Basis of Presentation
Schedule of amortization of intangible assets

Customer agreements and relationships	Straight-line over 2 to 20 years
Existing technologies	Straight-line over 4 to 12 years
Trade names	Straight-line over 3 to 15 years
Non-compete covenants	Straight-line over 2 to 12 years

Schedule of depreciation of property, plant and equipment

Computer equipment and software	Straight-line over 1 to 13 years
Furniture and fixtures	Straight-line over 3 to 14 years
Leasehold improvements	Straight-line over lesser of useful life or term of lease
Equipment installed with customers	Straight-line over 3 years